Submission	Nov. 04, 2026
Submission [Line Items]
Central Index Key	0001712178
Registrant Name	NaaS Technology Inc.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A